Document and Entity Information	Sep. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2024
Entity Registrant Name	AMERICAN EXPRESS CO
Entity Central Index Key	0000004962
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	NY
Entity File Number	1-7657
Entity Tax Identification Number	13-4922250
Entity Address, Address Line One	200 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10285
City Area Code	212
Local Phone Number	640-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares (par value $0.20 per Share)
Trading Symbol	AXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false